UNITED STATES
                   SECURITY AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

1    Name and Address of Issuer:
                       Saturna Investment Trust
                        1300 North State Street
                         Bellingham, WA  28225

2 The name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):

                          Sextant Growth Fund
                         Idaho Tax Exempt Fund
                       Sextant Bond Income Fund
                     Sextant Short Term Bond Fund
                      Sextant International Fund

3    Investment Company Act File Number:     811-5071
     Securities Act File Number:             33-13247

4(a) Last day of fiscal year for which this notice is filed:  November 30, 1997

4(b) Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

     Note:  If the Form is being filed late, interest must be paid on the registration fee due.
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5    Calculation of registration fee:

     (i)   Aggregate Sale price of securities
           sold during the fiscal year
           pursuant to section 24(f)                                                   $3,274,668.00
                                                                                       -------------
     (ii)  Aggregate price of securities redeemed
           or repurchased during the fiscal year:               $2,401,205.00
                                                                -------------

     (iii) Aggregate sale price of securities redeemed
           or repurchased during any prior fiscal year
           ending no earlier than October 11, 1995 that
           were not previously used to reduce registr-
           ation fees payable to the Commission:                         0.00
                                                                -------------

     (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                                               $2,401,205.00
                                                                                       -------------

     (v)   Net Sales - if Item 5(i) is greater than
           Item 5(iv)[subtract Item 5(vi) from Item
           5(i)]:                                                                        $873,463.00
                                                                                        ------------

     (vi)  Redemption credits available for use in future
           years - if Item 5(i) is less than 5(iv) [subtract
           Item 5(iv) from Item 5(i)]:                                   0.00
                                                                -------------

     (vii) Multiplier for determining registration fee
           (See Instructions C.9):                                                    x     0.000295
                                                                                        ------------

     (viii)Registration fee due [multiply Item 5(v)
           by Item 5(vii) (enter "0" if no fee is due):                               =      $257.67
                                                                                        ------------

6    Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
     October 11, 1997, then report the amount of securities (number of shares or other units)
     deducted here: N/A.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:
     N/A.

7    Interest due - if this Form is being filed more
     than 90 days after the end of the issuer's fiscal
     year (see Instruction D):                                                         =       $0.00
                                                                                         -----------

8    Total of the amount of the registration fee due plus
     any interest due (line 5(viii) plus line 7]:                                            $257.67
                                                                                         -----------

9    Date of the registration fee and any interest payment
     sent to the Commission's lockbox depository:
           Method of Delivery:                                  Wire Transfer                $257.67
                                                          Mail or other means
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SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)      /s/ Teresa K. Anderson
                             --------------------------------
                             Director, Funds & Operations

Date    2/11/97
      __________________